Acquisitions & Divestitures (Tables)	6 Months Ended
Jun. 30, 2024
Acquisitions And Divestitures [Abstract]
Summary of Provisional Assets and Liabilities	The acquired assets and liabilities were as follows:

Consideration paid
Cash consideration	$176,653
Oaktree Seller's Note	83,348
Elimination of Oaktree liability	(39,238)
Total consideration	$220,763
Net assets acquired
Natural gas and oil properties	$314,714
Asset retirement obligation, asset portion	63,770
Property, plant and equipment	457
Restricted cash	6,153
Derivative financial instruments, net	39,841
Asset retirement obligation, liability portion	(63,770)
Borrowings	(132,576)
Other current liabilities	(7,826)
Net assets acquired	$220,763